BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2 – BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2019. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.

The Company has initially adopted IFRS 16 Leases from January 1, 2019. The Company has elected the practical expedient to not restate comparative information and has recognised the cumulative effect of initially applying the Standard as an adjustment to the opening balance of retained earnings at January 1, 2019.

The Company has lease contracts for office spaces. Before the adoption of IFRS 16, in an operating lease, the leased property was not capitalised and the lease payments were recognised as rent expense in profit or loss on a straight–line basis over the lease term. Any prepaid rent and accrued rent were recognised under Other receivables and Trade and other payables, respectively.

On adoption of IFRS 16, the Company recognised lease liabilities in relation to leases which had previously been classified as operating leases under the principles of IAS 17 Leases. These lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities recognised on January 1, 2019, was 6.14%.

Operating lease commitments disclosed as at December 31, 2018	55,222
Discounted using the lessee's incremental borrowing rate of at the date of initial application	46,887
Lease liability recognised as at January 1, 2019	46,887

The associated right-of-use assets were measured on a retrospective basis as if IFRS 16 had always been applied.

The net impact on retained earnings on January 1, 2019, was a decrease of 1,972.

The effect of adoption IFRS 16 as at January 1, 2019 (increase/(decrease)) is as follows:

Assets
Right-of-use assets	46,567
Prepayments	(1,652)

Liabilities
Lease liabilities	46,887

Total adjustment on equity:
Retained earnings	(1,972)

In applying IFRS 16 for the first time, the Company has used the following practical expedients permitted by the standard:

•	the use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

•	reliance on previous assessments on whether leases are onerous;

•	the accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019, as short-term leases;

•	the exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application.

The Company has also elected not to reassess whether a contract is, or contains a lease at the date of the initial application. Instead, for contracts entered into before the transition date the group relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

As a practical expedient, IFRS 16 permits a lessee not to separate non–lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has not used this practical expedient.

From January 1, 2019, leases are recognised as a right-of-use asset and a corresponding lease liability at the commencement date of the lease. Each payment is allocated between the liability and a finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant period rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the lease term on a straight-line basis.

The Company has also adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2019:

IFRIC 23              Uncertainty over Income Tax Treatments
Amendments to IFRS 3 and 11 and IAS 12 and 23    Annual improvements 2015-2017 Cycle
Amendment to IAS 28               Long-term Interests in Associates and Joint Ventures
Amendment to IFRS 9                 Prepayment Features with Negative Compensation
Amendments to IAS 19                Plan Amendment, Curtailment or Settlement

Those standards did not have any impact on the Company's accounting policies and did not require retrospective adjustments, except for IFRIC 23 "Uncertainty over Income Tax Treatments" that required a retrospective analysis which concluded that there is a possibility that a loss may have been incurred of 1,768 related to the fiscal years 2014 to 2019. As of December 31, 2019 these matter has not been recorded, it may be subject to inspection by the tax authority and claims may be asserted in the future.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to References to the Conceptual Framework in IFRS Standards[1]
Amendment to IFRS 3                 Definition of a business[2]
Amendment to IAS 1 and IAS 8             Definition of material[1]
Amendments to IFRS 9, IAS 39 and IFRS 7         Interest Rate Benchmark Reform[1]
Amendments to IAS 1 Classification of Liabilities as Current or Non-Current [3]

[1]Effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted.
[2]Effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Earlier application is permitted.
[3]Effective for annual reporting periods beginning on or after January 1, 2022 and are to be applied retrospectively. Earlier application is permitted.

•
On March 29, 2018, the IASB issued the Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32. Not all amendments, however update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the framework they are referencing to (the IASC framework adopted by the IASB in 2001, the IASB framework of 2010, or the new revised framework of 2018) or to indicate that definitions in the standard have not been updated with the new definitions developed in the revised Conceptual Framework. The management of the Company does not anticipate that the application of these amendments will have a material impact on the Company's consolidated financial statements. The amendments are effective for annual periods beginning on or after January 1, 2020.

•
On October 22, 2018, the IASB has issued 'Definition of a Business (Amendments to IFRS 3)' aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets.

The amendments in Definition of a Business (Amendments to IFRS 3) are changes to Appendix A Defined terms, the application guidance, and the illustrative examples of IFRS 3 only. They:

◦
clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

◦	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;

◦	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

◦	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs;

◦	and add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period. Earlier application is permitted. The Company has not opted for early application.

•
On October 31, 2018, the IASB has issued 'Definition of Material (Amendments to IAS 1 and IAS 8)' to clarify the definition of ‘material’ and to align the definition used in the Conceptual Framework and the standards themselves.

The changes in Definition of Material (Amendments to IAS 1 and IAS 8) all relate to a revised definition of 'material' which is quoted as follows from the final amendments: "Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity". Three new aspects of the new definition should especially be noted:

◦
Obscuring. The existing definition only focused on omitting or misstating information, however, the Board concluded that obscuring material information with information that can be omitted can have a similar effect. Although the term obscuring is new in the definition, it was already part of IAS 1 (IAS 1.30A).

◦
Could reasonably be expected to influence. The existing definition referred to 'could influence' which the Board felt might be understood as requiring too much information as almost anything ‘could’ influence the decisions of some users even if the possibility is remote.

◦
Primary users. The existing definition referred only to 'users' which again the Board feared might be understood too broadly as requiring to consider all possible users of financial statements when deciding what information to disclose.

•
On September 26, 2019, IASB has issued 'Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)' as a first reaction to the potential effects the Interbank Offered Rate ("IBOR") reform could have on financial reporting.

The amendments published deal with issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative interest rate and address the implications for specific hedge accounting requirements.

The changes in Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)

◦
modify specific hedge accounting requirements so that entities would apply those hedge accounting requirements assuming that the interest rate benchmark on which the hedged cash flows and cash flows from the hedging instrument are based will not be altered as a result of interest rate benchmark reform;

◦	are mandatory for all hedging relationships that are directly affected by the interest rate benchmark reform;

◦
are not intended to provide relief from any other consequences arising from interest rate benchmark reform (if a hedging relationship no longer meets the requirements for hedge accounting for reasons other than those specified by the amendments, discontinuation of hedge accounting is required);

◦	require specific disclosures about the extent to which the entities' hedging relationships are affected by the amendments.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Company's consolidated financial statements. These amendments are effective for annual reporting periods beginning on or after January 1, 2020. Earlier application is permitted. The Company has not opted for early application.

•
On January 23, 2020, IASB has issued 'Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)' providing a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date.

The amendments in Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) affect only the presentation of liabilities in the statement of financial position — not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. They:

◦
clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability;

◦	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

◦	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The management of the Company does not anticipate that the application of these amendment will have a material impact on the Company's consolidated financial statements. These amendments are effective for annual reporting periods beginning on or after January 1, 2022. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately from the Company's net liabilities therein. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation. Losses applicable to non-controlling shareholders in excess of the non-controlling interest in the subsidiary's equity are allocated against the interest of the Company, except to the extent that the non-controlling interest has a binding obligation and is able to make an additional investment to cover the losses.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2019	2018	2017
Sistemas UK Limited	United Kingdom	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Globant, LLC	United States of America	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S. de R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Holding, investment, software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Holding and investment activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Group S.A. (1)	Argentina	Software development and consultancy	-	-	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (2)	Argentina	Software development and consultancy	100.00%	100.00%	66.73%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2019	2018	2017
Difier S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC	Belarus	Software development and consultancy	100.00%	100.00%	-
Globant Canada Corp.	Canada	Software development and consultancy	100.00%	100.00%	100.00%
Globant France S.A.S.	France	Software development and consultancy	100.00%	100.00%	-
Small Footprint S.R.L.	Romania	Software development and consultancy	100.00%	100.00%	-
Globant Ventures S.A.S. (3)	Argentina	Holding and investment activities	100.00%	100.00%	-
Software Product Creation SL Dubai Branch (4)	United Arab Emirates	Software development and consultancy	100.00%	-	-
Avanxo (Bermuda) Limited (5)	Bermuda	Holding, investment activities and software development	100.00%	-	-
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable (5)	Mexico	Cloud consulting and implementation services	100.00%	-	-
Avanxo Servicios S.A. de C.V. (5)	Mexico	Cloud consulting and implementation services	100.00%	-	-
Avanxo Brasil Tecnología da Informacao LTDA (5)	Brasil	Cloud consulting and implementation services	100.00%	-	-
Orizonta Consutoria De Negocios E Tecnologia LTDA (5)	Brasil	Cloud consulting and implementation services	100.00%	-	-
Avanxo S.A. (5)	Argentina	Cloud consulting and implementation services	100.00%	-	-
Avanxo - Sucursal del Perú (5)	Perú	Cloud consulting and implementation services	100.00%	-	-
Avanxo Colombia (5)	Colombia	Cloud consulting and implementation services	100.00%	-	-
Belatrix Global Corporation S.A. (6)	Spain	Holding and investment activities	100.00%	-	-
BSF S.A. (6)	Argentina	Agile product development services	100.00%	-	-
Belatrix Peru SAC (6)	Peru	Agile product development services	100.00%	-	-
Belatrix Colombia SAS (6)	Colombia	Agile product development services	100.00%	-	-
Belatrix Service Corp (6)	United States Of America	Agile product development services	100.00%	-	-

(1)	On December 31, 2017, Huddle Group S.A. was merged into Sistemas Globales S.A. (currently under registration).

(2)	On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 25.2).

(3)	Globant Ventures S.A.S was registered on January 17, 2019.

(4)	Software Product Creation SL Dubai Branch obtained its definitive professional license on February 21, 2019.

(5)	Avanxo (Bermuda) Limited along with its subsidiaries in Brazil, Mexico, Colombia, Peru, Argentina and the United States ("Avanxo Group") were acquired on February 1, 2019 (see note 25.8).

(6)